ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

The movement of the allowance for credit loss including both account receivables due from third parties and a related party is as follows:

	December 31,
	2024	2025
	RMB	RMB
Accounts receivable - third parties	204,502	231,534
Allowance for doubtful accounts - third parties	(84,128)	(91,883)
Accounts receivable - third parties, net	120,374	139,651

Accounts receivable – a related party	663	794
Allowance for doubtful accounts – a related party	(274)	(306)
Accounts receivable – a related party	389	488

	Year ended December 31,
Allowance for doubtful accounts - third parties	2024	2025
	RMB	RMB
Balance at the beginning of the year	99,523	84,128
Additions charged to bad debt expense	(15,395)	7,755
Balance at the end of the year	84,128	91,883

	Year ended December 31,
Allowance for doubtful accounts –a related party	2024	2025
	RMB	RMB
Balance at the beginning of the year	124	274
Additions charged to bad debt expense	150	32
Balance at the end of the year	274	306

The aging analysis table of allowance for credit loss is as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB
Within 1 year	(36,044)	(43,868)
Thereafter	(48,084)	(48,015)
Allowance for credit loss - third parties	(84,128)	(91,883)

Within 1 year	(274)	(306)
Allowance for credit loss - a related party	(274)	(306)